ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Accrued Expenses

Accrued expenses include the following:

December 31,	2012	2011
Employee benefits	$50.9	$34.0
Pension and other postretirement employee benefits	12.1	13.0
Salaries and wages	16.8	10.4
Taxes other than income taxes	8.7	8.5
Environmental	9.7	6.9
Interest, excluding interest on uncertain tax positions	18.0	18.0
Restructuring costs	12.2	0.5
Customer rebates	3.9	5.0
Insurance related accruals	4.0	4.0
All other	37.7	25.8

Total	$174.0	$126.1